Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 2,224
2020	1,698
2021	977
2022 and thereafter	1,336
Total	$ 6,235